Investments in Joint Ventures	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures

2.	Investments in Joint Ventures.

Brooksville. In 2006, the Company entered into a Joint Venture Agreement with Vulcan Materials Company to jointly own and develop approximately 4,300 acres of land near Brooksville, Florida. Under the terms of the joint venture, FRP contributed its fee interest in approximately 3,443 acres formerly leased to Vulcan under a long-term mining lease which had a net book value of $2,548,000. Vulcan is entitled to mine a portion of the property until 2032 and pay royalties to the Company. FRP also contributed $3,018,000 for one-half of the acquisition costs of a 288-acre contiguous parcel. Vulcan contributed 553 acres that it owned as well as its leasehold interest in the 3,443 acres that it leased from FRP and $3,018,000 for one-half of the acquisition costs of the 288-acre contiguous parcel. The joint venture is jointly controlled by Vulcan and FRP. Distributions will be made on a 50-50 basis except for royalties and depletion specifically allocated to the Company. Other income for the year ended December 31, 2017 includes a loss of $40,000 representing the Company’s portion of the loss of this joint venture.

BC FRP Realty (Windlass Run). During the quarter ending March 2016, we entered into an agreement with a Baltimore development company (St. John Properties, Inc.) to jointly develop the remaining lands of our Windlass Run Business Park. The 50/50 partnership initially calls for FRP to combine its 25 acres (valued at $7,500,000) with St. John Properties’ adjacent 10 acres fronting on a major state highway (valued at $3,239,536) which resulted in an initial cash distribution of $2,130,232 to FRP in May, 2016. Thereafter, the venture will jointly develop the combined properties into a multi-building business park to consist of approximately 329,000 square feet of single story office space. On September 28, 2017 BC FRP Realty, LLC obtained $17,250,000 of construction financing commitments for 4 buildings through September 15, 2022 and $330,000 for one lot through September 15, 2018 from BB&T at 2.5% over LIBOR. The balance outstanding on these loans at December 31, 2017 was $2,986,739.

Investments in Joint Ventures (in thousands):

					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership

As of December 31, 2017
RiverFront Holdings I, LLC (1)	—	$—	—	(2,019)	(1,558)
Brooksville Quarry, LLC	50.00%	7,516	14,411	(80)	(40)
BC FRP Realty, LLC	50.00%	5,890	15,027	—	—
Total		$13,406	29,438	(2,099)	(1,598)

As of December 31, 2016
RiverFront Holdings I, LLC	77.14%	$10,151	90,420	(1,446)	(1,115)
Brooksville Quarry, LLC	50.00%	7,522	14,341	(8)	(4)
BC FRP Realty, LLC	50.00%	5,228	10,784	—	—
Total		$22,901	115,545	(1,454)	(1,119)

As of September 30, 2016
RiverFront Holdings I, LLC	77.14%	$11,261	85,106	(1,193)	(938)
Brooksville Quarry, LLC	50.00%	7,496	14,350	(80)	(40)
BC FRP Realty, LLC	50.00%	5,097	10,573	—	—
Total		$23,854	110,029	(1,273)	(978)

(1)	The Company consolidated this joint venture effective July 1, 2017 (see Footnote 3).

Balance Sheets at December 31, 2016 and September 30, 2016 (in thousands):

	As of December 31, 2016
	Riverfront	Brooksville	BC FRP
	Holdings I, LLC	Quarry, LLC	Realty, LLC	Total

Cash	$1,023	$18	$21	$1,062
Cash held in escrow	88	—	—	88
Investments in real estate, net	89,309	14,323	10,763	114,395
Total Assets	$90,420	$14,341	$10,784	$115,545

Other Liabilities	$6,348	$1	$47	$6,396
Long-term Debt	69,042	—	—	69,042
Capital – FRP	10,151	7,522	5,228	22,901
Capital - Third Parties	4,879	6,818	5,509	17,206
Total Liabilities and Capital	$90,420	$14,341	$10,784	$115,545

	As of September 30, 2016
	Riverfront	Brooksville	BCF FRP
	Holdings I, LLC	Quarry, LLC	Realty, LLC	Total

Cash	$297	$35	$20	$352
Cash held in escrow	13	—	—	13
Amortizable Debt Costs	1,179	—	—	1,179
Investments in real estate, net	83,617	14,315	10,553	108,485
Total Assets	$85,106	$14,350	$10,573	$110,029

Other Liabilities	$5,140	$65	$17	$5,222
Long-term Debt	63,495	—	—	63,495
Capital - FRP	11,261	7,496	5,097	23,854
Capital - Third Parties	5,210	6,789	5,459	17,458
Total Liabilities and Capital	$85,106	$14,350	$10,573	$110,029

Income statements for the RiverFront Holdings I, LLC, prior to consolidation July 1, 2017 (in thousands):

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Revenues:
Rental Revenue	$3,053	759	127	—
Revenue – Reimbursements	33	19	—	—
Total Revenues	3,086	778	127	—
Cost of operations:
Depreciation and amortization	1,958	819	258	—
Operating expenses	1,096	562	741	108
Property taxes	459	199	41	—
Total cost of operations	3,513	1,580	1,040	108
Total operating profit	(427)	(802)	(913)	(108)
Interest expense	(1,592)	(644)	(280)	—
Net loss of the Partnership	$(2,019)	(1,446)	(1,193)	(108)

The amount of consolidated retained earnings for these joint ventures was $(2,638,000), $(1,667,000), and $(990,000) as of December 31, 2017, December 31, 2016 and September 30, 2016 respectively.